NOTE RECEIVABLES (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
ACCOUNT RECEIVABLES
Principal	$ 3,630,504	$ 3,064,336
Accrued Interest	167,626	33,645
Total	$ 3,798,130	$ 3,097,981